UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3458
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Waddell & Reed Advisors Fixed Income Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000
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Date of fiscal year end: September 30
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Date of reporting period: March 31, 2005
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
MARCH 31, 2005

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors Limited-Term Bond Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Government Securities Fund
19	Limited-Term Bond Fund
31	Notes to Financial Statements
38	Report of Independent Registered Public Accounting Firm
39	Proxy Voting Information
40	Quarterly Portfolio Schedule Information
41	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Fixed Income Funds, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus and current Fund performance information.

President's Letter
      March 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2005.

The six-month period was split into two very different halves. The last calendar quarter of 2004 showed strong market gains, as we shook off some of the concerns surrounding the U.S. presidential election while the economy exhibited continued strength. The first quarter of 2005 offered considerably more restrained performance. Rising interest rates and inflation concerns led to negative returns for most major market indexes. However, stocks saw solid returns for the six-month period overall, as the S&P 500 Index rose 6.88 percent and the Dow Jones Industrial Average returned 5.37 percent. Bonds did not fare as well, with the Lehman Brothers U.S. Credit Index returning 0.21 percent over the last six months.

A number of factors weighed on the minds of investors during the period. These included continued turmoil in Iraq, rising energy prices, the potential for accelerating inflation and a decline in the value of the U.S. dollar. Corporate earnings remained strong, however, and gross domestic product (GDP) in the United States expanded at an annual rate of 3.8 percent in the last calendar quarter of 2004, and appears to have grown at about the same rate in the first quarter of 2005.

In response to inflation concerns, the Federal Reserve continued to bring short-term interest rates to a less accommodative position. The Fed enacted a number of small rate increases between September and March, with short-term rates ending the period at 2.75 percent. The Fed has stated that it intends to continue considering "measured" rate increases over the next few months.

Looking ahead, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to work toward your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential to meet your financial goals.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Securities Fund Expenses
For the Six Months Ended March 31, 2005	Beginning Account Value 9-30-04	Ending Account Value 3-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,004	1.19%	$5.94
Class B	1,000	999	2.10	10.46
Class C	1,000	999	2.05	10.20
Class Y	1,000	1,006	0.78	3.88
Based on 5% Return(2)
Class A	$1,000	$1,019	1.19%	$5.99
Class B	1,000	1,014	2.10	10.54
Class C	1,000	1,015	2.05	10.28
Class Y	1,000	1,021	0.78	3.91

Limited-Term Bond Fund Expenses
For the Six Months Ended March 31, 2005	Beginning Account Value 9-30-04	Ending Account Value 3-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$997	1.24%	$6.18
Class B	1,000	993	2.21	11.00
Class C	1,000	993	2.08	10.35
Class Y	1,000	1,000	0.78	3.88
Based on 5% Return(2)
Class A	$1,000	$1,019	1.24%	$6.25
Class B	1,000	1,014	2.21	11.12
Class C	1,000	1,015	2.08	10.47
Class Y	1,000	1,021	0.78	3.92

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF GOVERNMENT SECURITIES FUND

Portfolio Highlights

On March 31, 2005, Waddell & Reed Advisors Government Securities Fund had net assets totaling $242,964,765 invested in a diversified portfolio of:

97.75%	Bonds
2.25%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on March 31, 2005, your Fund owned:

Mortgage-Backed Obligations	$77.73
Agency Obligations	$11.48
Treasury Obligations	$8.54
Cash and Cash Equivalents	$2.25

Please note that securities issued by U.S. Government-sponsored entities, including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLBs") are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government.

The Investments of Government Securities Fund
March 31, 2005
UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	Principal Amount in Thousands	Value

Agency Obligations - 11.48%
Federal Home Loan Bank:
5.75%, 10-15-07	$3,000	$3,119,763
5.375%, 5-15-19	2,000	2,078,562
Freddie Mac,
4.125%, 2-24-11	1,400	1,358,318
Rowan Companies, Inc.,
2.8%, 10-20-13	2,571	2,396,129
Tennessee Valley Authority:
4.875%, 12-15-16	10,000	10,350,240
5.88%, 4-1-36	7,750	8,588,496

Total Agency Obligations		27,891,508

Mortgage-Backed Obligations - 77.73%
Federal Agricultural Mortgage Corporation,
7.066%, 1-25-12	3,327	3,344,006
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 3-15-14	2,871	2,933,714
4.0%, 5-15-16	6,149	6,065,722
4.0%, 10-15-16	5,782	5,688,822
5.0%, 5-15-23	8,000	7,837,686
5.5%, 4-15-24 (Interest Only)	6,872	756,347
5.5%, 4-15-24 (Interest Only)	4,262	345,515
6.0%, 3-15-29	1,080	1,110,612
5.0%, 7-15-29 (Interest Only)	3,392	490,109
7.5%, 9-15-29	4,526	4,884,574
4.0%, 2-15-30	3,000	2,905,703
4.25%, 3-15-31	3,153	3,089,313
5.0%, 9-15-32	5,500	5,340,933
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
7.5%, 9-1-07	7	7,175
8.0%, 2-1-23	121	130,518
6.5%, 11-1-24	198	206,480
7.0%, 12-1-25	464	490,771
6.0%, 11-1-28	2,736	2,809,248
7.0%, 5-1-31	66	69,814
6.5%, 11-1-31	1,018	1,058,038
6.0%, 2-1-32	735	753,290
6.5%, 6-1-32	517	537,604
5.0%, 3-1-35	2,500	2,447,682
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	932	214,231
5.0%, 4-15-18	3,950	3,931,044
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	7,000	6,918,515
5.0%, 3-25-18 (Interest Only)	2,575	250,492
5.0%, 6-25-18	6,000	6,011,611
4.5%, 8-25-18	2,500	2,470,490
5.5%, 2-25-32	4,500	4,562,698
4.0%, 11-25-32	1,994	1,950,175
4.0%, 2-25-33	1,858	1,833,964
4.0%, 3-25-33	3,879	3,808,203
3.5%, 8-25-33	8,096	7,587,852
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
7.135%, 6-1-07	5,202	5,429,523
7.15%, 6-1-07	2,111	2,203,813
5.5%, 1-1-17	1,425	1,453,719
6.0%, 1-1-17	1,024	1,058,393
5.0%, 3-1-18	8,346	8,353,730
5.5%, 10-1-23	2,696	2,709,262
7.0%, 12-1-23	532	564,299
5.0%, 4-1-24	4,054	4,001,866
5.0%, 2-1-25	8,439	8,331,429
7.42%, 10-1-25	5,597	6,409,537
Federal National Mortgage Association Non-Agency REMIC/CMO:
5.0%, 5-25-18	10,000	9,938,935
4.5%, 7-25-24	6,000	5,579,701
5.0%, 3-25-33	4,000	4,045,759
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	7,689	901,220
5.0%, 1-20-32	3,529	3,523,667
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.0%, 7-15-23	336	356,616
7.0%, 8-20-27	68	71,355
6.5%, 7-15-28	696	728,448
9.75%, 11-15-28	2,788	3,001,541
6.5%, 5-15-29	513	537,384
7.75%, 10-15-31	1,875	1,987,642
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States Government),
6.8%, 6-1-15	1,570	1,637,209
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust: 2001-1 Class 2-E,
7.0%, 1-15-28	2,314	2,332,605
2001-3 Class G,
6.5%, 4-15-27	2,500	2,543,985
2002-1 Class 2-G,
6.5%, 10-15-25	3,500	3,548,964
2002-3 Class G,
6.0%, 2-15-30	4,000	4,108,009
2003-1 Class D,
5.75%, 12-15-25	4,000	4,053,555
2003-1 Class E,
5.75%, 4-15-27	4,000	4,088,910
2003-2 Class D,
5.0%, 11-15-23	750	759,586
2003-2 Class E,
5.0%, 12-15-25	1,750	1,742,767

Total Mortgage-Backed Obligations		188,846,380

Treasury Obligations - 8.54%
United States Treasury Bond,
6.125%, 11-15-27	6,000	7,012,734
United States Treasury Notes:
3.5%, 11-15-06	3,000	2,990,625
4.75%, 11-15-08	10,500	10,751,832

Total Treasury Obligations		20,755,191

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 97.75%		$237,493,079

(Cost: $237,141,772)

SHORT-TERM SECURITY - 1.69%

United States Government Agency Obligation
Federal Home Loan Bank,
2.43%, 4-1-05	4,099	$4,099,000
(Cost: $4,099,000)

TOTAL INVESTMENT SECURITIES - 99.44%		$241,592,079

(Cost: $241,240,772)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.56%		1,372,686

NET ASSETS - 100.00%		$242,964,765

Notes to Schedule of Investments
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GOVERNMENT SECURITIES FUND
      March 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$241,241) (Notes 1 and 3)	$241,592
Cash	51
Receivables:
Interest	1,907
Fund shares sold	368
Investment securities sold	1
Prepaid and other assets	42

Total assets	243,961

LIABILITIES
Payable to Fund shareholders	704
Accrued shareholder servicing (Note 2)	108
Dividends payable	97
Accrued service fee (Note 2)	43
Accrued accounting services fee (Note 2)	8
Accrued distribution fee (Note 2)	3
Accrued management fee (Note 2)	3
Other	30

Total liabilities	996

Total net assets	$242,965

NET ASSETS
$0.01 par value capital stock:
Capital stock	$441
Additional paid-in capital	242,498
Accumulated undistributed income:
Accumulated undistributed net realized loss on investment transactions	(325)
Net unrealized appreciation in value of investments	351

Net assets applicable to outstanding units of capital	$242,965

Net asset value per share (net assets divided by shares outstanding):
Class A	$5.50
Class B	$5.50
Class C	$5.50
Class Y	$5.50
Capital shares outstanding:
Class A	38,070
Class B	3,297
Class C	2,058
Class Y	721
Capital shares authorized	1,500,000

See Notes to Financial Statements.

Statement of Operations
      GOVERNMENT SECURITIES FUND
      For the Six Months Ended March 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$6,189

Expenses (Note 2):
Investment management fee	627
Shareholder servicing:
Class A	332
Class B	45
Class C	24
Class Y	3
Service fee:
Class A	260
Class B	24
Class C	15
Distribution fee:
Class A	9
Class B	73
Class C	44
Accounting services fee	47
Custodian fees	9
Audit fees	12
Legal fees	8
Other	89

Total expenses	1,621

Net investment income	4,568

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(68)
Unrealized depreciation in value of investments	(3,268)

Net loss on investments	(3,336)

Net increase in net assets resulting from operations	$1,232

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GOVERNMENT SECURITIES FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

DECREASE IN NET ASSETS
Operations:
Net investment income	$4,568	$10,735
Realized net gain (loss) on investments	(68)	1,710
Unrealized depreciation	(3,268)	(6,629)

Net increase in net assets resulting from operations	1,232	5,816

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(4,033)	(9,467)
Class B	(277)	(666)
Class C	(169)	(435)
Class Y	(89)	(167)
Realized gains on investment transactions:
Class A	(1,420)	(966)
Class B	(131)	(90)
Class C	(78)	(60)
Class Y	(28)	(14)

	(6,225)	(11,865)

Capital share transactions (Note 5)	(9,800)	(84,437)

Total decrease	(14,793)	(90,486)
NET ASSETS
Beginning of period	257,758	348,244

End of period	$242,965	$257,758

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 15 - 18.

See Notes to Financial Statements.

Financial Highlights
      GOVERNMENT SECURITIES FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the fiscal year ended
3-31-05	2004	2003	2002	2001	9-30-00	3-31-00

Net asset value, beginning of period	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22	$5.43

Income (loss) from investment operations:
Net investment income	0.10	0.21	0.22	0.25	0.29	0.15	0.31
Net realized and unrealized gain (loss) on investments	(0.08)	(0.08)	(0.08)	0.17	0.36	0.05	(0.21)

Total from investment operations	0.02	0.13	0.14	0.42	0.65	0.20	0.10

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.22)	(0.25)	(0.29)	(0.15)	(0.31)
Capital gains	(0.04)	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.14)	(0.23)	(0.22)	(0.25)	(0.29)	(0.15)	(0.31)

Net asset value, end of period	$5.50	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22

Total return (1)	0.37%	2.06%	2.40%	7.72%	12.68%	3.97%	1.82%
Net assets, end of period (in millions)	$210	$221	$297	$303	$168	$114	$117
Ratio of expenses to average net assets	1.19	% (2)	1.19%	1.05%	1.04%	1.11%	1.12	% (2)	1.12%
Ratio of net investment income to average net assets	3.75	% (2)	3.82%	3.76%	4.40%	5.32%	5.85	% (2)	5.77%
Portfolio turnover rate	13%	13%	93%	27%	32%	16%	27%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      GOVERNMENT SECURITIES FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the period from 10-4-99 (1) to
3-31-05	2004	2003	2002	2001	9-30-00	3-31-00

Net asset value, beginning of period	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22	$5.25

Income (loss) from investment operations:
Net investment income	0.08	0.16	0.17	0.20	0.24	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.08)	(0.08)	(0.08)	0.17	0.36	0.05	(0.03)

Total from investment operations	0.00	0.08	0.09	0.37	0.60	0.18	0.10

Less distributions from:
Net investment income	(0.08)	(0.16)	(0.17)	(0.20)	(0.24)	(0.13)	(0.13)
Capital gains	(0.04)	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.18)	(0.17)	(0.20)	(0.24)	(0.13)	(0.13)

Net asset value, end of period	$5.50	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22

Total return	-0.08%	1.12%	1.53%	6.79%	11.70%	3.56%	1.88%
Net assets, end of period (in millions)	$18	$20	$28	$27	$9	$2	$1
Ratio of expenses to average net assets	2.10	% (2)	2.12%	1.90%	1.90%	1.98%	1.92	% (2)	1.85	% (2)
Ratio of net investment income to average net assets	2.84	% (2)	2.89%	2.91%	3.51%	4.33%	5.04	% (2)	5.19	% (2)
Portfolio turnover rate	13%	13%	93%	27%	32%	16%	27	% (2)
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      GOVERNMENT SECURITIES FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the period from 10-8-99 (1) to
3-31-05	2004	2003	2002	2001	9-30-00	3-31-00

Net asset value, beginning of period	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22	$5.23

Income (loss) from investment operations:
Net investment income	0.08	0.17	0.17	0.20	0.25	0.13	0.12
Net realized and unrealized gain (loss) on investments	(0.08)	(0.08)	(0.08)	0.17	0.36	0.05	(0.01)

Total from investment operations	0.00	0.09	0.09	0.37	0.61	0.18	0.11

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.17)	(0.20)	(0.25)	(0.13)	(0.12)
Capital gains	(0.04)	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.12)	(0.19)	(0.17)	(0.20)	(0.25)	(0.13)	(0.12)

Net asset value, end of period	$5.50	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22

Total return	-0.06%	1.20%	1.58%	6.86%	11.79%	3.48%	2.08%
Net assets, end of period (in thousands)	$11,329	$11,964	$19,328	$21,505	$6,273	$714	$269
Ratio of expenses to average net assets	2.05	% (2)	2.04%	1.85%	1.85%	1.85%	2.06	% (2)	2.07	% (2)
Ratio of net investment income to average net assets	2.89	% (2)	2.97%	2.96%	3.58%	4.47%	4.90	% (2)	4.98	% (2)
Portfolio turnover rate	13%	13%	93%	27%	32%	16%	27	% (2)
(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      GOVERNMENT SECURITIES FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

For the six months ended	For the fiscal year ended September 30,	For the fiscal period ended	For the fiscal year ended
3-31-05	2004	2003	2002	2001	9-30-00	3-31-00

Net asset value, beginning of period	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22	$5.43

Income (loss) from investment operations:
Net investment income	0.12	0.24	0.23	0.26	0.31	0.16	0.33
Net realized and unrealized gain (loss) on investments	(0.08)	(0.08)	(0.08)	0.17	0.36	0.05	(0.21)

Total from investment operations	0.04	0.16	0.15	0.43	0.67	0.21	0.12

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.23)	(0.26)	(0.31)	(0.16)	(0.33)
Capital gains	(0.04)	(0.02)	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.16)	(0.26)	(0.23)	(0.26)	(0.31)	(0.16)	(0.33)

Net asset value, end of period	$5.50	$5.62	$5.72	$5.80	$5.63	$5.27	$5.22

Total return	0.57%	2.49%	2.72%	8.03%	13.04%	4.16%	2.20%
Net assets, end of period (in millions)	$4	$4	$4	$8	$3	$3	$2
Ratio of expenses to average net assets	0.78	% (1)	0.77%	0.73%	0.74%	0.79%	0.77	% (1)	0.75%
Ratio of net investment income to average net assets	4.16	% (1)	4.24%	4.07%	4.69%	5.64%	6.20	% (1)	6.15%
Portfolio turnover rate	13%	13%	93%	27%	32%	16%	27%
(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF LIMITED-TERM BOND FUND

Portfolio Highlights

On March 31, 2005, Waddell & Reed Advisors Limited-Term Bond Fund had net assets totaling $162,410,970 invested in a diversified portfolio of:

96.13%	Bonds
3.87%	Cash and Cash Equivalents

As a shareholder of the Fund, for every $100 you had invested on March 31, 2005, your Fund owned:

Corporate Debt Securities	$51.62
United States Government Agency Mortgage-Backed Obligations	$20.57
United States Government Treasury Obligations	$17.84
United States Government Agency Obligations	$6.10
Cash and Cash Equivalents	$3.87

On March 31, 2005, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	44.64%
A	19.91%
BBB	29.88%
Not Rated	1.70%
Cash and Cash Equivalents	3.87%

Please note that securities issued by U.S. Government-sponsored entities, including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Banks ("FHLBs") are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the United States Government.

The Investments of Limited-Term Bond Fund
March 31, 2005
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.24%
Raytheon Company,
6.75%, 8-15-07	$5,000	$5,260,740

Banks - 0.50%
First Union Corporation,
6.875%, 9-15-05	800	811,691

Broadcasting - 4.72%
Clear Channel Communications, Inc.,
4.625%, 1-15-08	3,000	2,965,521
Grupo Televisa, S.A.,
8.625%, 8-8-05	2,000	2,030,000
Viacom Inc.,
7.75%, 6-1-05	2,650	2,667,577
		7,663,098
Business Equipment and Services - 2.64%
USA Waste Services, Inc.,
7.125%, 10-1-07	4,050	4,295,693

Capital Equipment - 2.48%
John Deere Capital Corporation:
5.125%, 10-19-06	1,000	1,015,748
4.5%, 8-22-07	3,000	3,010,470
		4,026,218
Chemicals - Specialty - 1.17%
Praxair, Inc.,
2.75%, 6-15-08	2,000	1,901,818

Finance Companies - 3.74%
Ford Motor Credit Company,
6.875%, 2-1-06	3,500	3,547,593
General Motors Acceptance Corporation,
6.625%, 10-15-05	2,500	2,518,760
		6,066,353
Food and Related - 3.97%
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (A)	3,000	2,935,200
Kellogg Company,
4.875%, 10-15-05	3,500	3,517,605
		6,452,805
Insurance - Life - 2.13%
Lincoln National Corporation,
7.25%, 5-15-05	3,450	3,467,074

Multiple Industry - 8.96%
General Electric Capital Corporation,
2.85%, 1-30-06	3,000	2,978,523
Honeywell International Inc.,
6.875%, 10-3-05	700	710,860
Household Finance Corporation,
6.5%, 1-24-06	3,000	3,064,050
Kansas City Power & Light Company:
7.125%, 12-15-05	1,940	1,984,911
6.0%, 3-15-07	1,670	1,717,852
National Rural Utilities Cooperative Finance Corporation,
6.0%, 5-15-06	4,000	4,089,272
		14,545,468
Petroleum - International - 2.52%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	4,000	4,087,008

Railroad - 3.85%
CSX Corporation,
6.25%, 10-15-08	3,152	3,317,051
Union Pacific Corporation,
7.6%, 5-1-05	2,925	2,933,240
		6,250,291
Utilities - Electric - 8.69%
Dominion Resources, Inc.,
7.625%, 7-15-05	4,230	4,281,276
FPL Group Capital Inc,
7.625%, 9-15-06	5,020	5,268,942
PacifiCorp,
6.75%, 4-1-05	2,985	2,985,000
Wisconsin Energy Corporation,
5.875%, 4-1-06	1,548	1,577,020
		14,112,238
Utilities - Telephone - 3.01%
Compania de Telecomunicaciones de Chile S.A.,
7.625%, 7-15-06	1,500	1,555,718
GTE Corporation,
6.36%, 4-15-06	3,264	3,337,682
		4,893,400

TOTAL CORPORATE DEBT SECURITIES - 51.62%		$83,833,895

(Cost: $84,571,348)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 6.10%
Federal Home Loan Mortgage Corporation,
3.625%, 9-15-08	5,000	4,895,420
Federal National Mortgage Association,
4.25%, 7-15-07	5,000	5,016,665
		9,912,085
Mortgage-Backed Obligations - 20.57%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 5-1-07	415	422,759
4.5%, 5-1-10	1,932	1,925,944
4.0%, 6-1-14	4,529	4,405,258
5.5%, 2-1-16	90	92,317
6.0%, 4-1-17	76	78,895
5.0%, 9-1-17	209	209,530
4.5%, 1-1-18	2,179	2,137,536
5.0%, 1-1-18	342	342,952
4.5%, 2-1-18	2,279	2,235,417
4.5%, 4-1-18	2,202	2,159,891
4.5%, 3-1-19	3,611	3,538,183
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	2,155	2,122,537
3.5%, 12-15-16	1,827	1,765,348
5.5%, 7-15-17 (Interest Only)	2,772	239,573
5.5%, 10-15-23 (Interest Only)	13,134	1,170,468
5.5%, 4-15-24 (Interest Only)	4,114	452,777
5.0%, 6-15-24 (Interest Only)	4,000	574,020
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 6-1-16	30	31,055
5.5%, 1-1-17	150	152,899
5.5%, 2-1-17	133	136,000
5.5%, 2-1-17	48	49,392
5.5%, 2-1-17	21	21,522
6.0%, 5-1-17	33	34,023
5.0%, 12-1-17	320	320,234
5.5%, 1-1-18	1,434	1,462,404
5.0%, 3-1-18	2,190	2,190,839
Federal National Mortgage Association Agency REMIC/CMO (Interest Only),
5.0%, 3-25-16	4,400	330,684
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 10-15-17	85	87,869
5.0%, 12-15-17	490	496,347
4.0%, 9-15-18	2,538	2,445,131
3.75%, 1-20-34	1,802	1,782,911
		33,414,715
Treasury Obligations - 17.84%
United States Treasury Notes:
3.5%, 11-15-06	3,000	2,990,625
4.75%, 11-15-08	3,000	3,071,952
3.125%, 4-15-09	5,000	4,821,680
4.0%, 3-15-10	5,000	4,960,940
5.0%, 8-15-11	5,000	5,194,530
4.375%, 8-15-12	4,000	4,009,376
4.25%, 8-15-14	4,000	3,922,500
		28,971,603

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 44.51%		$72,298,403

(Cost: $73,431,108)

SHORT-TERM SECURITY - 2.82%

Forest and Paper Products
Sonoco Products Co.,
2.88%, 4-1-05	4,581	$4,581,000
(Cost: $4,581,000)

TOTAL INVESTMENT SECURITIES - 98.95%		$160,713,298

(Cost: $162,583,456)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.05%		1,697,672

NET ASSETS - 100.00%		$162,410,970

Notes to Schedule of Investments
(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of this security amounted to 1.81% of net assets.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      LIMITED-TERM BOND FUND
      March 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$162,583) (Notes 1 and 3)	$160,713
Receivables:
Interest	2,017
Fund shares sold	288
Prepaid and other assets	34

Total assets	163,052

LIABILITIES
Payable to Fund shareholders	466
Accrued shareholder servicing (Note 2)	75
Dividends payable	49
Accrued service fee (Note 2)	26
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	2
Accrued distribution fee (Note 2)	2
Other	15

Total liabilities	641

Total net assets	$162,411

NET ASSETS
$0.01 par value capital stock:
Capital stock	$163
Additional paid-in capital	164,253
Accumulated undistributed loss:
Accumulated undistributed net realized loss on investment transactions	(135)
Net unrealized depreciation in value of investments	(1,870)

Net assets applicable to outstanding units of capital	$162,411

Net asset value per share (net assets divided by shares outstanding):
Class A	$9.99
Class B	$9.99
Class C	$9.99
Class Y	$9.99
Capital shares outstanding:
Class A	12,830
Class B	892
Class C	747
Class Y	1,792
Capital shares authorized	1,500,000

See Notes to Financial Statements.

Statement of Operations
      LIMITED-TERM BOND FUND
      For the Six Months Ended March 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$3,047

Expenses (Note 2):
Investment management fee	426
Shareholder servicing:
Class A	236
Class B	26
Class C	19
Class Y	14
Service fee:
Class A	162
Class B	12
Class C	10
Distribution fee:
Class A	6
Class B	36
Class C	31
Accounting services fee	35
Audit fees	10
Custodian fees	7
Legal fees	4
Other	62

Total expenses	1,096

Net investment income	1,951

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on investments	(104)
Unrealized depreciation in value of investments	(2,342)

Net loss on investments	(2,446)

Net decrease in net assets resulting from operations	$(495)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      LIMITED-TERM BOND FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,951	$2,913
Realized net gain (loss) on investments	(104)	183
Unrealized depreciation	(2,342)	(990)

Net increase (decrease) in net assets resulting from operations	(495)	2,106

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(1,562)	(2,359)
Class B	(66)	(108)
Class C	(60)	(92)
Class Y	(263)	(354)
Realized gains on investment transactions:
Class A	(91)	(44)
Class B	(7)	(4)
Class C	(5)	(3)
Class Y	(13)	(4)

	(2,067)	(2,968)

Capital share transactions (Note 5)	(12,019)	37,157

Total increase (decrease)	(14,581)	36,295
NET ASSETS
Beginning of period	176,992	140,697

End of period	$162,411	$176,992

Undistributed net investment income	$-	$-

(1)See "Financial Highlights" on pages 27 - 30.

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,		For the period from 9-3-02 (1) to
	3-31-05		2004	2003	9-30-02

Net asset value, beginning of period	$10.14		$10.23	$10.05	$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.21	0.19	0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(0.09)	0.18	0.05

Total from investment operations	(0.02)		0.12	0.37	0.06

Less distributions from:
Net investment income	(0.12)		(0.21)	(0.19)	(0.01)
Capital gains	(0.01)		(0.00)*	(0.00)	(0.00)

Total distributions	(0.13)		(0.21)	(0.19)	(0.01)

Net asset value, end of period	$9.99		$10.14	$10.23	$10.05

Total return (2)	-0.27%		1.20%	3.70%	0.61%
Net assets, end of period (in millions)	$128		$139	$113	$4
Ratio of expenses to average net assets including voluntary expense waiver	1.24	% (3)	1.28%	1.25%	1.16	% (3)
Ratio of net investment income to average net assets including voluntary expense waiver	2.33	% (3)	2.05%	1.87%	1.82	% (3)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (4)		- (4)	1.28%	1.66	% (3)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (4)		- (4)	1.84%	1.32	% (3)
Portfolio turnover rate	10%		41%	24%	3%
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Total return calculated without taking into account the sales load deducted on an initial purchase.
(3)Annualized.
(4)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,		For the period from 9-3-02 (1) to
	3-31-05		2004	2003	9-30-02

Net asset value, beginning of period	$10.14		$10.23	$10.05	$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.11	0.10	0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(0.09)	0.18	0.05

Total from investment operations	(0.07)		0.02	0.28	0.06

Less distributions from:
Net investment income	(0.07)		(0.11)	(0.10)	(0.01)
Capital gains	(0.01)		(0.00)*	(0.00)	(0.00)

Total distributions	(0.08)		(0.11)	(0.10)	(0.01)

Net asset value, end of period	$9.99		$10.14	$10.23	$10.05

Total return	-0.75%		0.27%	2.78%	0.55%
Net assets, end of period (in thousands)	$8,908	$10,511		$10,155	$309
Ratio of expenses to average net assets including voluntary expense waiver	2.21	% (2)	2.20%	2.15%	2.05	% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.36	% (2)	1.13%	0.97%	0.91	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	2.18%	2.55	% (2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)		- (3)	0.94%	0.41	% (2)
Portfolio turnover rate	10%		41%	24%	3%
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,		For the period from 9-3-02 (1) to
	3-31-05		2004	2003	9-30-02

Net asset value, beginning of period	$10.14		$10.23	$10.05	$10.00

Income (loss) from investment operations:
Net investment income	0.08		0.12	0.09	0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(0.09)	0.18	0.05

Total from investment operations	(0.06)		0.03	0.27	0.06

Less distributions from:
Net investment income	(0.08)		(0.12)	(0.09)	(0.01)
Capital gains	(0.01)		(0.00)*	(0.00)	(0.00)

Total distributions	(0.09)		(0.12)	(0.09)	(0.01)

Net asset value, end of period	$9.99		$10.14	$10.23	$10.05

Total return	-0.68%		0.37%	2.73%	0.55%
Net assets, end of period (in thousands)	$7,461		$9,079	$6,946	$66
Ratio of expenses to average net assets including voluntary expense waiver	2.08	% (2)	2.11%	2.11%	2.03	% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	1.49	% (2)	1.23%	1.01%	0.89	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	2.14%	2.53	% (2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)		- (3)	0.98%	0.39	% (2)
Portfolio turnover rate	10%		41%	24%	3%
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Financial Highlights
      LIMITED-TERM BOND FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,		For the period from 9-3-02 (1) to
	3-31-05		2004	2003	9-30-02

Net asset value, beginning of period	$10.14		$10.23	$10.05	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.26	0.23	0.01
Net realized and unrealized gain (loss) on investments	(0.14)		(0.09)	0.18	0.05

Total from investment operations	0.00		0.17	0.41	0.06

Less distributions from:
Net investment income	(0.14)		(0.26)	(0.23)	(0.01)
Capital gains	(0.01)		(0.00)*	(0.00)	(0.00)

Total distributions	(0.15)		(0.26)	(0.23)	(0.01)

Net asset value, end of period	$9.99		$10.14	$10.23	$10.05

Total return	-0.04%		1.68%	4.10%	0.63%
Net assets, end of period (in millions)	$18		$18	$11	$7
Ratio of expenses to average net assets including voluntary expense waiver	0.78	% (2)	0.80%	0.88%	0.92	% (2)
Ratio of net investment income to average net assets including voluntary expense waiver	2.80	% (2)	2.55%	2.27%	1.77	% (2)
Ratio of expenses to average net assets excluding voluntary expense waiver	- (3)		- (3)	0.91%	1.42	% (2)
Ratio of net investment income (loss) to average net assets excluding voluntary expense waiver	- (3)		- (3)	2.24%	1.27	% (2)
Portfolio turnover rate	10%		41%	24%	3%
*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)Because the Fund's net assets exceeded $25 million, there was no waiver of expenses. Therefore, no ratio is provided.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2005

Note 1 - Significant Accounting Policies

Waddell & Reed Advisors Fixed Income Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues two series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Restricted securities and securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued as determined in good faith under procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis and includes differences between cost and face amount on principal reductions of securities. See Note 3 - Investment Security Transactions.
C. Federal income taxes - It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - For each Fund, all of that Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Corporation's investment manager. The Corporation pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by each Fund at the following annual rates:

Fund	Net Asset Breakpoints	Annual Rate

Government Securities Fund	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Limited-Term Bond Fund	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

However, WRIMCO has agreed to waive a Fund's management fee on any day that the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.

The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of each Fund's records, pricing of each Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each of the Funds pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, each Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Corporation pays WRSCO a per account charge for shareholder servicing. The monthly fee is as follows for each Fund: $1.6958 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $.75 for each shareholder check drawn on the checking account of the Fund. With respect to Class Y shares, the Corporation pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

Each Fund will deduct a redemption fee of 2.0% from any redemption or exchange proceeds if a shareholder sells or exchanges any class of shares after holding the shares less than 5 days. If a shareholder bought shares on different days, the "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the shares held longest will be redeemed first for purposes of determining whether the redemption fee applies.

As principal underwriter for the Corporation's shares, W&R receives gross sales commissions (which are not an expense of the Corporation) for Class A shares. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and is paid to W&R. During the period ended March 31, 2005, W&R received the following amounts in gross sales commissions and CDSC.

	Gross Sales Commissions	CDSC
		Class A	Class B	Class C

Government Securities Fund	$267,624	$69	$32,992	$2,218
Limited-Term Bond Fund	148,831	-	11,525	3,304

With respect to Class A, Class B and Class C shares, W&R pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the period ended March 31, 2005, W&R paid the following amounts: Government Securities Fund - $187,150 and Limited-Term Bond Fund - $111,020.

Under a Distribution and Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Corporation paid Directors' regular compensation of $11,280, which are included in other expenses.

As of November 2003, the Corporation paid Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended March 31, 2005, that amount was $246.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

Note 3 - Investment Security Transactions

Investment securities transactions for the period ended March 31, 2005 are summarized as follows:

	Government Securities Fund	Limited- Term Bond Fund

Purchases of investment securities, excluding short-term and U.S. government obligations	$-	$5,159,490
Purchases of U.S. government obligations	31,767,495	10,519,648
Purchases of short-term securities	570,875,831	340,229,561
Proceeds from maturities and sales of investment securities, excluding short-term and U.S. government obligations	-	9,869,790
Proceeds from U.S. government obligations	43,190,163	7,271,164
Proceeds from maturities and sales of short-term securities	570,207,000	349,008,371

For Federal income tax purposes, cost of investments owned at March 31, 2005 and the related appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Government Securities Fund	$241,497,785	$3,760,587	$3,666,293	$94,294
Limited-Term Bond Fund	162,583,456	69,580	1,939,738	(1,870,158)

Note 4 - Federal Income Tax Matters

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended September 30, 2004 and the related capital loss carryover and post-October activity were as follows:

	Government Securities Fund	Limited- Term Bond Fund

Net ordinary income	$10,738,145	$3,084,579
Distributed ordinary income	10,715,006	2,946,026
Undistributed ordinary income*	102,596	151,792

Realized long-term capital gains	1,710,181	-
Distributed long-term capital gains	1,130,118	-
Undistributed long-term capital gains*	1,652,059	-

Capital loss carryover	-	-

Post-October losses deferred	-	30,433

*This entire amount was distributed prior to March 31, 2005.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Note 5 - Multiclass Operations

Each Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Funds.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock for the fiscal period ended March 31, 2005 are summarized below. Amounts are in thousands.

	Government Securities Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	3,794	2,402
Class B	180	82
Class C	277	127
Class Y	66	214
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	932	159
Class B	72	7
Class C	43	6
Class Y	21	27
Shares redeemed:
Class A	(6,082)	(3,489)
Class B	(563)	(234)
Class C	(393)	(281)
Class Y	(101)	(214)

Decrease in outstanding capital shares	(1,754)	(1,194)

Value issued from sale of shares:
Class A	$21,159	$24,264
Class B	1,005	832
Class C	1,548	1,278
Class Y	370	2,156
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	5,188	1,601
Class B	399	71
Class C	242	64
Class Y	116	273
Value redeemed:
Class A	(33,945)	(35,212)
Class B	(3,134)	(2,363)
Class C	(2,191)	(2,842)
Class Y	(557)	(2,141)

Decrease in outstanding capital	$(9,800)	$(12,019)

Transactions in capital stock for the fiscal year ended September 30, 2004 are summarized below. Amounts are in thousands.

	Government Securities Fund	Limited- Term Bond Fund

Shares issued from sale of shares:
Class A	7,511	9,335
Class B	595	605
Class C	549	682
Class Y	131	793
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	1,752	230
Class B	130	11
Class C	85	9
Class Y	32	35
Shares redeemed:
Class A	(21,732)	(6,804)
Class B	(2,037)	(572)
Class C	(1,884)	(474)
Class Y	(139)	(143)

Increase (decrease) in outstanding capital shares	(15,007)	3,707

Value issued from sale of shares:
Class A	$42,278	$94,532
Class B	3,350	6,131
Class C	3,091	6,902
Class Y	735	8,002
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	9,848	2,339
Class B	730	109
Class C	477	92
Class Y	179	355
Value redeemed:
Class A	(122,284)	(69,216)
Class B	(11,469)	(5,819)
Class C	(10,588)	(4,816)
Class Y	(784)	(1,454)

Increase (decrease) in outstanding capital	$(84,437)	$37,157

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Fixed Income Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Waddell & Reed Advisors Government Securities Fund and Waddell & Reed Advisors Limited-Term Bond Fund (collectively the "Funds") comprising Waddell & Reed Advisors Fixed Income Funds, Inc., as of March 31, 2005, and the related statements of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Waddell & Reed Advisors Fixed Income Funds, Inc. as of March 31, 2005, the results of their operations for the six-month period then ended, the changes in their net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Fixed Income Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission ("SEC") on the Corporation's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at http://www.waddell.com.

To all traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1011SA (3-05)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Fixed Income Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

 Date June 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

 Date June 6, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

 Date June 6, 2005